Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other named executive officers and certain financial performance measures of Prologis, including our company-selected measure, Core FFO per share (excluding Promotes). Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year or the way in which the Compensation Committee views compensation decisions. For further information regarding Prologis’
pay-for-performance
philosophy, please refer to “Compensation Discussion and Analysis”.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)	Net Income (h) (4)	Core FFO per share (excluding Promotes) (i) (5)

2023	$50,891,597	$ 95,938,282	$12,998,563	$22,262,325	$164.95	$113.54	$3,053,373	$5.10

2022	$48,152,756	$ (8,171,362)	$13,929,713	$ (967,175)	$135.67	$ 99.82	$3,358,796	$4.61

2021	$24,901,490	$113,654,050	$ 9,031,383	$37,255,257	$197.54	$132.23	$2,933,571	$4.09

2020	$34,432,677	$ 56,804,770	$12,158,797	$19,996,334	$114.63	$ 92.43	$1,473,122	$3.58

(1)
Mr. Moghadam
served as our principal executive officer (PEO) for the full year for each of 2023, 2022, 2021 and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2023, Mr. Arndt, Mr. Letter, Mr. Anderson, and Mr. Nekritz; (b) for 2022, Mr. Arndt, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; (c) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; and (d) for 2020, Mr. Olinger, Mr. Reilly, Mr. Anderson, Mr. Nekritz, and Mr. Curless.

(2)
For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2023

Summary Compensation Table (SCT) Total for PEO (column (b))	$50,891,597

- SCT “Bonus” column value	1,912,500

- SCT “Stock Awards” column value	48,967,096

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	54,992,738

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	28,568,829

+ vesting date fair value of equity awards granted and vested in the covered year	1,822,500

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	5,234,852

+ dollar value of dividends/earnings paid on equity awards in the covered year	5,307,362

Compensation Actually Paid to PEO (column (c))	$95,938,282

Average for Non-PEO NEOs	2023

Average SCT Total for Non-PEO NEOs (column (d))	$12,998,563

- SCT “Bonus” column value	966,850

- SCT “Stock Awards” column value	11,337,978

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	12,963,347

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	5,922,340

+ vesting date fair value of equity awards granted and vested in the covered year	682,350

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	941,297

+ dollar value of dividends/earnings paid on equity awards in the covered year	1,059,256

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$22,262,325

(3)
Peer group utilized for the Pay Versus Performance Table is the MSCI U.S. REIT Index. The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The peer group utilized for the Pay Versus Performance Table in our 2023 annual proxy statement was the Cohen & Steers Realty Majors Portfolio Index (RMP) (the “Cohen & Steers REIT Index”) since the Cohen & Steers REIT Index was previously used as a performance benchmark index for the calculation of LTI Equity awards. The MSCI U.S. REIT Index will be used as a performance benchmark index for the calculation of LTI Equity awards beginning in 2024. See “Compensation Discussion and Analysis” for further information, including “Detail on compensation program improvements”. The following table compares Prologis total shareholder return to the Cohen & Steers REIT Index total shareholder return, using December 31, 2019 as the beginning of the measurement period:

	Value of Initial Fixed $100 Investment Based on:
Year	Total Shareholder Return	MSCI U.S. REIT Index Total Shareholder Return	Cohen & Steers REIT Index Total Shareholder Return

2023	$164.95	$113.54	$112.74

2022	$135.67	$ 99.82	$101.78

2021	$197.54	$132.23	$137.26

2020	$114.63	$ 92.43	$ 95.00

(4)	Net income is rounded to the nearest thousand.

(5)
The company-selected measure is Core FFO per share (excluding Promotes). See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure and for a calculation of the CAGR of our Core FFO per share.

Company Selected Measure Name	Core FFO per share (excluding Promotes)
Named Executive Officers, Footnote
Mr. Moghadam
served as our principal executive officer (PEO) for the full year for each of 2023, 2022, 2021 and 2020. Our non-PEO
	named executive officers (NEOs) included: (a) for 2023, Mr. Arndt, Mr. Letter, Mr. Anderson, and Mr. Nekritz; (b) for 2022, Mr. Arndt, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; (c) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; and (d) for 2020, Mr. Olinger, Mr. Reilly, Mr. Anderson, Mr. Nekritz, and Mr. Curless.
Peer Group Issuers, Footnote	Peer group utilized for the Pay Versus Performance Table is the MSCI U.S. REIT Index. The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The peer group utilized for the Pay Versus Performance Table in our 2023 annual proxy statement was the Cohen & Steers Realty Majors Portfolio Index (RMP) (the “Cohen & Steers REIT Index”) since the Cohen & Steers REIT Index was previously used as a performance benchmark index for the calculation of LTI Equity awards. The MSCI U.S. REIT Index will be used as a performance benchmark index for the calculation of LTI Equity awards beginning in 2024. See “Compensation Discussion and Analysis” for further information, including “Detail on compensation program improvements”. The following table compares Prologis total shareholder return to the Cohen & Steers REIT Index total shareholder return, using December 31, 2019 as the beginning of the measurement period:

	Value of Initial Fixed $100 Investment Based on:
Year	Total Shareholder Return	MSCI U.S. REIT Index Total Shareholder Return	Cohen & Steers REIT Index Total Shareholder Return

2023	$164.95	$113.54	$112.74

2022	$135.67	$ 99.82	$101.78

2021	$197.54	$132.23	$137.26

2020	$114.63	$ 92.43	$ 95.00

PEO Total Compensation Amount	$ 50,891,597	$ 48,152,756	$ 24,901,490	$ 34,432,677
PEO Actually Paid Compensation Amount	$ 95,938,282	(8,171,362)	113,654,050	56,804,770
Adjustment To PEO Compensation, Footnote	For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2023

Summary Compensation Table (SCT) Total for PEO (column (b))	$50,891,597

- SCT “Bonus” column value	1,912,500

- SCT “Stock Awards” column value	48,967,096

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	54,992,738

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	28,568,829

+ vesting date fair value of equity awards granted and vested in the covered year	1,822,500

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	5,234,852

+ dollar value of dividends/earnings paid on equity awards in the covered year	5,307,362

Compensation Actually Paid to PEO (column (c))	$95,938,282

Non-PEO NEO Average Total Compensation Amount	$ 12,998,563	13,929,713	9,031,383	12,158,797
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,262,325	(967,175)	37,255,257	19,996,334
Adjustment to Non-PEO NEO Compensation Footnote	For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

Average for Non-PEO NEOs	2023

Average SCT Total for Non-PEO NEOs (column (d))	$12,998,563

- SCT “Bonus” column value	966,850

- SCT “Stock Awards” column value	11,337,978

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	12,963,347

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	5,922,340

+ vesting date fair value of equity awards granted and vested in the covered year	682,350

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	941,297

+ dollar value of dividends/earnings paid on equity awards in the covered year	1,059,256

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$22,262,325

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Prologis TSR:
The total shareholder return of Prologis, Inc. (“Prologis TSR”) was $114.63 at the end of 2020, $197.54 at the end of 2021, $135.67 at the end of 2022 and $164.95 at the end of 2023. Compensation Actually Paid to our PEO was $56,804,770 in 2020, $113,654,050 in 2021, negative $8,171,362 in 2022 and $95,938,282 in 2023. The average Compensation Actually Paid to our
Non-PEO
Named Executive Officers
(“Non-PEO
NEOs”) was $19,996,334 in 2020, $37,255,257 in 2021, negative $967,175 in 2022 and $22,262,325 in 2023. Prologis TSR increased by 15% from December 31, 2019, to the end of 2020, with a total return of $14.63 at the end of 2020 on an initial investment of $100 made at the closing price on December 31, 2019. Prologis TSR increased by 72% from 2020 to 2021, with a total return of $97.54 at the end of 2021 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO increased by 100% from 2020 t
o 2
021. Average Compensation Actually Paid to our
Non-PEO
NEOs increased by 86% from 2020 to 2021. Prologis TSR declined by 31% from 2021 to 2022 but remained positive with a total return of $35.67 at the end of 2022 on an initial investment of $100 made at the closing price on
December 31, 2019. Compensa
ti
on Actually Paid to our PEO decreased by 107% from 2021 to 2022, resulting in negative Compensation Actually Paid to our PEO for 2022. Average Compensation Actually Paid to
Non-PEO
NEOs decreased by 103% from 2021 to 2022, also resulting in negative average Compensation Actually Paid to
Non-PEO
NEOs for 2022. Prologis TSR increased by 22% from 2022 to 2023, with a total return of $64.95 at the end of 2023 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO increased by 1,274% from 2022 to 2023, given that Compensation Actually Paid to our PEO was a negative figure in 2022 and our stock price increased at the end of 2023. Average Compensation Actually Paid to
Non-PEO
NEOs increased by 2,402% from 2022 to 2023, given that Compensation Actually Paid to our
Non-PEO
NEOs was a negative figure in 2022 and our stock price increased at the end of 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income / Core FFO per share:
Prologis’ Net Income increased each year between 2020 and 2022, from $1,473,122,000 in 2020, to $2,933,571,000 in 2021 (a 99% increase from 2020 to 2021) to $3,358,796,000 in 2022 (a 14% increase from 2021 to 2022). Prologis’ Net Income declined to $3,053,373,000 in 2023 (a 9% decrease from 2022 to 2023) primarily due to lower gains on sales of real estate. Prologis’ Core FFO per share (excluding Promotes)
(6)
has increased each year between 2020 and 2023, from $3.58 in 2020 to $4.09 in 2021 (a 14% increase from 2020 to 2021) to $4.61 in 2022 (a 13% increase from 2021 to 2022) to $5.10 in 2023 (an 11% increase from 2022 to 2023). As discussed above, Compensation Actually Paid to our PEO and
Non-PEO
NEOs increased from 2020 to 2021, decreased from 2021 to 2022, then increased again from 2022 to 2023. The relationship between Core FFO per share (excluding Promotes)
(6)
and Compensation Actually Paid underscores that while Prologis’ stock price declined from 2021 to 2022 – largely due to broader macroeconomic market factors – and thus resulted in lower Compensation Actually Paid (and Prologis TSR) from 2021 to 2022, our operational performance remained strong as demonstrated by key operational indicators like Core FFO per share (excluding Promotes).
(6)
Net Income also increased year-over-year during that period. Our stock price increased at the end of 2023, resulting in greater Compensation Actually Paid for the year 2023. In 2023, our Core FFO per share (excluding Promotes)
(6)
continued to increase to an
all-time
company high, but our Net Income declined from 2022 primarily due to lower gains on sales of real estate.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Net Income / Core FFO per share:
Prologis’ Net Income increased each year between 2020 and 2022, from $1,473,122,000 in 2020, to $2,933,571,000 in 2021 (a 99% increase from 2020 to 2021) to $3,358,796,000 in 2022 (a 14% increase from 2021 to 2022). Prologis’ Net Income declined to $3,053,373,000 in 2023 (a 9% decrease from 2022 to 2023) primarily due to lower gains on sales of real estate. Prologis’ Core FFO per share (excluding Promotes)
(6)
has increased each year between 2020 and 2023, from $3.58 in 2020 to $4.09 in 2021 (a 14% increase from 2020 to 2021) to $4.61 in 2022 (a 13% increase from 2021 to 2022) to $5.10 in 2023 (an 11% increase from 2022 to 2023). As discussed above, Compensation Actually Paid to our PEO and
Non-PEO
NEOs increased from 2020 to 2021, decreased from 2021 to 2022, then increased again from 2022 to 2023. The relationship between Core FFO per share (excluding Promotes)
(6)
and Compensation Actually Paid underscores that while Prologis’ stock price declined from 2021 to 2022 – largely due to broader macroeconomic market factors – and thus resulted in lower Compensation Actually Paid (and Prologis TSR) from 2021 to 2022, our operational performance remained strong as demonstrated by key operational indicators like Core FFO per share (excluding Promotes).
(6)
Net Income also increased year-over-year during that period. Our stock price increased at the end of 2023, resulting in greater Compensation Actually Paid for the year 2023. In 2023, our Core FFO per share (excluding Promotes)
(6)
continued to increase to an
all-time
company high, but our Net Income declined from 2022 primarily due to lower gains on sales of real estate.

Total Shareholder Return Vs Peer Group
Prologis TSR vs. peer group total shareholder return:
Prologis TSR outpaced the total shareholder return of the MSCI U.S. REIT Index in each of 2020, 2021, 2022 a nd 2
023. By
year-end
2023, the value of a $100 investment made at the end of 2019 in Prologis would have been worth $164.95 versus only $113.54 for such an investment made at the same time in the MSCI U.S. REIT Index, a difference of $51.41.

Tabular List, Table
Below is a
non-exhaustive
list of financial performance measures the company uses in analyzing executive compensation, presented in no particular order, which the company considers to be the most important financial performance measures used to link Compensation Actually Paid to our NEOs to company performance during the 2023 fiscal year:

Financial Performance Measure

Three-year annualized Total Shareholder Return (7)

Core FFO Per Share (excluding Promotes) (6)(8)

Promote revenue earned by Prologis, Inc. from Strategic Capital vehicles (8)

Total Shareholder Return Amount	$ 164.95	135.67	197.54	114.63
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 3,053,373,000	$ 3,358,796,000	$ 2,933,571,000	$ 1,473,122,000
Company Selected Measure Amount	5.1	4.61	4.09	3.58
PEO Name	Mr. Moghadam
Total Shareholder Return Percentage	22.00%	31.00%	72.00%	15.00%
Total Return Amount	$ 64.95	$ 35.67	$ 97.54	$ 14.63
Measure:: 1
Pay vs Performance Disclosure
Name	Three-year annualized Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO Per Share (excluding Promotes)
Non-GAAP Measure Description	The company-selected measure is Core FFO per share (excluding Promotes). See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
	measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure and for a calculation of the CAGR of our Core FFO per share.
Measure:: 3
Pay vs Performance Disclosure
Name	Promote revenue earned by Prologis, Inc. from Strategic Capital vehicles
PEO | Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,912,500
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,967,096
PEO | Year End Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,992,738
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,568,829
PEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,822,500
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,234,852
PEO | Dollar Value Of Dividends And Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,307,362
Non-PEO NEO | Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	966,850
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,337,978
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,963,347
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,922,340
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	682,350
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	941,297
Non-PEO NEO | Dollar Value Of Dividends And Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,059,256